                                    FORM 13F

                                  UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C. 20549

                               FORM 13F COVER PAGE

          Report for the Calendar Year or Quarter Ended: June 30, 2006

            Check here if Amendment [ ]; Amendment Number: _________

                        This Amendment (Check only one.):

                              [ ] is a restatement.

                         [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    RR Advisors, LLC
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Address: 200 Crescent Court, Suite 1060
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         Dallas, Texas  75201
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Form 13F File Number: 28-11321
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           The institutional investment manager filing this report and the person by whom it is signed hereby represent that the
         person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Robert J. Raymond
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Title:   Member
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Phone:   (214) 871-8680
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Signature, Place, and Date of Signing:

/s/ Rob Raymond
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(Signature)

Dallas, Texas
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City, State)

July 21, 2006
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(Date)

Report Type (Check only one.):

      [X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

      [ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

      [ ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


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                              FORM 13F SUMMARY PAGE

                                 REPORT SUMMARY

Number of Other Included Managers:

  0
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Form 13F Information Table Entry Total:

  36
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Form 13F Information Table Value Total:

$300,549 (thousands)
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List of Other Included Managers:

     Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. [If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

None
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                           FORM 13F INFORMATION TABLE

    COLUMN 1         COLUMN 2      COLUMN 3    COLUMN 4         COLUMN 5         COLUMN 6   COLUMN 7       COLUMN 8
----------------  ---------------  ---------  ----------  --------------------  ----------  --------  ------------------
                                                           SHRS OR                                     VOTING AUTHORITY
                       TITLE                     VALUE       PRN     SH/  PUT/  INVESTMENT   OTHER    ------------------
 NAME OF ISSUER      OF CLASS        CUSIP    (X $1,000)     AMT     PRN  CALL  DISCRETION  MANAGERS  SOLE  SHARES  NONE
----------------  ---------------  ---------  ----------  --------------------  ----------  --------  ------------------
Copano Energy
LLC               Common Stock     217202100     52,422   1,098,545  SH           SOLE                 X
Duke Energy
Energy Income Fd  Common Stock     26441A109      2,560     242,300  SH           SOLE                 X
Genesis Energy
LP                Common Stock     371927104      4,892     349,900  SH           SOLE                 X
Enterprise GP
Holdings LP       Common Stock     293716106      2,575      79,400  SH           SOLE                 X
Global Partners
LP                Common Stock     37946R109         11         528  SH           SOLE                 X
Magellan
Midstream
Partners LP       Common Stock     559080106      7,579     223,030  SH           SOLE                 X
Plains All
American
Pipeline LP       Common Stock     726503105     74,710   1,710,787  SH           SOLE                 X
Valero LP         Common Stock     91913W104        962      19,500  SH           SOLE                 X
Atlas Pipeline
Partners, LP      Common Stock     049392103      2,221      54,300  SH           SOLE                 X
DCP Midstream
Partners LP       Common Stock     23311P100     14,125     500,900  SH           SOLE                 X
Kinder Morgan
Inc. Kans         Common Stock     49455P101        152       1,519  SH           SOLE                 X
Kinder Morgan
Energy Partners
LP                Common Stock     494550106        336       7,300  SH           SOLE                 X
Crosstex Energy
LP                Common Stock     22765U102      6,893     187,407  SH           SOLE                 X
Energy Transfer
Partners LP       Common Stock     29273R109     26,675     597,428  SH           SOLE                 X
Energy Transfer
Equity            Common Stock     29273V100        940      35,500  SH           SOLE                 X
Holly Energy
Partners LP       Common Stock     435763107      4,882     121,000  SH           SOLE                 X
Inergy LP         Common Stock     456615103     10,475     406,638  SH           SOLE                 X
Inergy
Holdings, LP      Common Stock     45661Q107      2,135      66,683  SH           SOLE                 X
Linn Energy LLC   Common Stock     536020100     10,513     501,799  SH           SOLE                 X
K-Sea Transn
Partners LP       Common Stock     48268Y101      6,463     201,020  SH           SOLE                 X
Teekay Lng
Partners LP       Common Stock     Y8564M105         22         735  SH           SOLE                 X
Alliance
Holdings GP LP    Common Stock     01861G100      4,336     200,000  SH           SOLE                 X
NGP Cap Res Co.   Common Stock     62912R107        168      11,500  SH           SOLE                 X
Pacific Energy
Partners, LP      Common Stock     69422R105      6,226     191,100  SH           SOLE                 X
Taylor NGL Ltd
Partnership       Common Stock     877256107        899     100,000  SH           SOLE                 X
Regency Energy
Partners, LP      Common Stock     75885Y107     15,792     717,814  SH           SOLE                 X
Markwest Energy
Partners LP       Common Stock     570759100     23,624     572,434  SH           SOLE                 X
Markwest
Hydrocarbon Inc.  Common Stock     570762104      1,810      73,150  SH           SOLE                 X
US Shipping
Partners LP       Common Stock     903417103      6,437     304,800  SH           SOLE                 X
Contango Oil &
Gas Co New        Common Stock     21075N204      4,129     292,000  SH           SOLE                 X
Contago Oil &
Gas Co. Series
D Preferred       Preferred Stock  21075N998      1,000         200  SH           SOLE                 X
Compugen Limited  Common Stock     M25722105        430     148,669  SH           SOLE                 X
Delta Pete Corp
New               Common Stock     247907207      1,884     110,000  SH           SOLE                 X
Antares Pharma
Inc.              Common Stock     036642106         86      75,000  SH           SOLE                 X
Genitope Corp     Common Stock     37229P507        787     124,600  SH           SOLE                 X
Westside Energy
Corp              Common Stock     96149R100      1,398     478,750  SH           SOLE                 X